FINANCING INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
FINANCING INCOME (EXPENSE), NET

NOTE 17 - FINANCING INCOME (EXPENSE), NET

Financing income (expense), net consists of the following:

	Year ended December 31,
	2020	2019	2018
Interest expense	$(6,755)	$(6,823)	$(10,610)
Interest income	8,484	12,949	10,762
TSNP Notes amortization	--	--	(5,010)
Series G Debentures amortization, related rate differences and hedging results	(3,045)	(3,299)	(3,589)
Exchange rate differences	5,190	(968)	(1,064)
Bank fees and others	(1,004)	(1,847)	(3,673)
	$2,870	$12	$(13,184)